OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 8,558	$ 1,363	$ 258
Provision for legal claims and other matters	0	0	1,997
Recovery of provision related to the ICMS action of unconstitutionality	0	380,075	0
Other operating income	40,587	20,093	19,408
Other operating income	49,145	401,531	21,663
Reversal of the asset in connection with the ICMS provision	0	(194,065)	0
Provision for legal claims and other matters	(11,761)	(623)	0
Reversal of the asset in connection with the slab commitment agreement (Note 3 (e) (6))	(11,798)	0	0
Other operating expense	(23,559)	(194,688)	0
Other operating income (expenses), net	$ 25,586	$ 206,843	$ 21,663